Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions and Balances with Related Parties [abstract]
Schedule of compensation to key management personnel for employee services
	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	283	373	407
Pension, post retirement and other benefits	7	12	17
Share-based payments, net	22	39	127

	312	424	551

Number of persons	9	9	10